PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 101.3%
Asset-Backed Securities 18.8%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-08A, Class A, 144A	6.020%	02/20/30		100	$103,712
Collateralized Loan Obligations 18.4%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	6.891(c)	04/28/37		250	251,400
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.279(c)	04/26/35		250	250,876
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.867(c)	07/20/37		250	251,325
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32		248	247,683
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.554(c)	10/20/31		234	233,951
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672(c)	05/22/32	EUR	249	268,647
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	250	271,346
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.481(c)	07/18/30		108	108,586
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.779(c)	04/18/37		250	251,019
MidOcean Credit CLO (Cayman Islands), Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.603(c)	07/15/29		2	2,197
Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	7.202(c)	07/20/37		250	250,887
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.594(c)	04/20/31		132	131,922

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644%(c)	07/20/30		63	$63,272
Pikes Peak CLO (Cayman Islands), Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.757(c)	05/18/34		250	250,081
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/31		129	129,323
Regatta Funding Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/20/35		250	250,213
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.182(c)	01/20/36		250	252,066
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.689(c)	05/07/31		189	189,089
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.645(c)	07/23/33		250	250,613
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.852(c)	07/20/37		250	251,344
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.501(c)	07/15/34		250	252,205
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.525(c)	04/15/37	EUR	250	272,229
Vendome Funding CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.388(c)	07/20/34	EUR	250	268,752
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.647(c)	07/17/31		127	127,427
					5,076,453

Total Asset-Backed Securities (cost $5,141,654)					5,180,165

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 10.7%
BANK,
Series 2017-BNK08, Class A3	3.229%	11/15/50	342	$322,993
Series 2022-BNK44, Class A5	5.745(cc)	11/15/55	230	241,939

BANK5 Trust, Series 2024-05YR06, Class A3	6.225	05/15/57	150	157,422
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,616
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	227,392
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.625(c)	05/15/35	228	223,705
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.157(cc)	07/25/26	6,036	98,730
Series K104, Class X1, IO	1.122(cc)	01/25/30	4,877	239,468

GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	178,073
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	6.543(c)	03/15/36	300	285,018
One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	6.693(c)	01/15/36	150	137,625
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	456	430,570
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A4	2.343	04/15/54	200	170,859

Total Commercial Mortgage-Backed Securities (cost $2,919,278)				2,952,410
Corporate Bonds 33.8%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	25	24,915
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	26	25,945
				50,860
Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	25	24,377

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	105	$103,619
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	75	73,112
				201,108
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375	11/13/25	200	194,990
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	04/10/28	135	123,278
Toyota Motor Corp. (Japan), Sr. Unsec’d. Notes	5.275	07/13/26	130	131,426
				449,694
Auto Parts & Equipment 0.2%
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	15	15,308
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	45,373
				60,681
Banks 10.1%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	264,560
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	131,506

Citigroup, Inc., Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	155,694
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,846
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	26,904
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	134,894
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	126,164
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50	50,230

HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	187,125
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,392

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522%(ff)	04/22/31	375	$331,501
Sr. Unsec’d. Notes	6.070(ff)	10/22/27	100	102,589

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,476
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	200	185,376
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	205,899
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	116,884
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	266,322
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	51,180
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	130	134,600

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	185	188,057
U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	82,281
				2,790,480
Building Materials 0.2%
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	24	23,646
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	25	25,478
				49,124
Commercial Services 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	2	2,002
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	20	18,951
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	24,049
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28	80	79,891
				124,893

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.9%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375%	10/31/26	200	$192,625
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	23,321
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,505
				245,451
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	91,390
Diversified Financial Services 0.5%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,265
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,699
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	20	20,221
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	25	25,061
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.550	01/15/30	20	20,497
				133,743
Electric 2.2%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	69,893
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	80	81,567
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	35,229
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050	07/01/31	35	29,290
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes	4.375	06/18/26(d)	200	96,750
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	135	135,913

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300%	05/15/28		135	$133,475
Southern California Edison Co., First Mortgage	2.850	08/01/29		25	22,915
					605,032
Entertainment 0.6%
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		175	166,690
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		10	10,275
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		25	25,349
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		50	46,839
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	126,569
					198,757
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		30	30,426
Healthcare-Products 0.0%
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		5	5,106
Healthcare-Services 1.7%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31		270	232,285
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31		125	125,976
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		25	22,904

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556%	11/01/52	60	$56,151
Sutter Health, Unsec’d. Notes	5.164	08/15/33	22	22,490
				459,806
Home Builders 0.4%
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	24,370
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	25	25,097
Gtd. Notes, 144A	6.625	07/15/27	25	24,881

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	25	24,960
				99,308
Insurance 0.5%
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	132,010
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	50	50,155
Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	25	25,796
Media 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908	07/23/25	29	28,803
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	60	61,235
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,484
Gtd. Notes	7.375	07/01/28	25	11,562
Gtd. Notes	7.750	07/01/26	25	16,071

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	50	$49,997
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	25	21,129
				199,281
Mining 0.2%
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	50	47,597
Multi-National 2.6%
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	4.500	05/15/26	140	140,218
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.375	04/20/28	310	281,206
International Development Association (Supranational Bank), Sr. Unsec’d. Notes, EMTN	4.875	11/01/28	300	308,942
				730,366
Oil & Gas 1.7%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	260,091
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	6.450	03/05/34	200	206,150
				466,241
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,582
Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	25	22,384
Gtd. Notes, 144A	6.125	08/01/28	25	24,418
				46,802

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines 0.7%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927%	08/15/30		15	$15,648
ONEOK, Inc., Gtd. Notes	4.550	07/15/28		100	99,041
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26		70	70,478
					185,167
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28		25	24,290
Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp., Sr. Unsec’d. Notes	3.375	10/15/26		80	77,365
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26		25	22,458
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		50	47,238
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		20	20,225
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		50	48,149
Welltower OP LLC, Gtd. Notes	2.700	02/15/27		100	95,341
					310,776
Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125	06/15/29		25	25,194
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		25	26,470
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	114,449
					166,113
Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29		95	96,222

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 2.9%
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.875%	04/15/31	EUR	125	$138,939
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		75	50,437
Sec’d. Notes, 144A	4.875	06/15/29		25	17,625
Sr. Sec’d. Notes, 144A	10.500	04/15/29		25	25,833
Sr. Sec’d. Notes, 144A	10.500	05/15/30		50	51,493
Sr. Sec’d. Notes, 144A	11.000	11/15/29		10	11,021

T-Mobile USA, Inc., Gtd. Notes	5.050	07/15/33		140	140,005
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.875	02/08/29		150	145,145
Sr. Unsec’d. Notes	5.050	05/09/33		120	120,943

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	110,124
					811,565
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		100	103,227
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28		25	25,285
					128,512
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		50	50,478
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28		25	24,149

Total Corporate Bonds (cost $9,340,396)					9,318,926
Floating Rate and Other Loans 0.1%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.910(c)	04/15/29		15	14,818

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Term B-2, 1 Month SOFR + 6.560%	11.910%(c)	04/15/30	15	$14,842

Total Floating Rate and Other Loans (cost $28,900)				29,660
Residential Mortgage-Backed Securities 2.6%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.197(c)	01/25/42	200	202,882
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.747(c)	02/25/42	200	205,494
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.247(c)	04/25/42	100	104,094

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.095(c)	12/25/27	200	199,998

Total Residential Mortgage-Backed Securities (cost $692,114)				712,468
Sovereign Bonds 1.3%
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25	200	197,562
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.050	04/14/26	150	141,477

Total Sovereign Bonds (cost $338,781)				339,039
U.S. Government Agency Obligations 9.8%
Federal Home Loan Mortgage Corp.	2.500	04/01/51	41	34,862
Federal Home Loan Mortgage Corp.	3.000	07/01/46	84	76,325
Federal Home Loan Mortgage Corp.	3.000	02/01/52	104	90,561
Federal Home Loan Mortgage Corp.	3.500	10/01/45	216	202,620
Federal Home Loan Mortgage Corp.	3.500	09/01/46	486	455,413
Federal Home Loan Mortgage Corp.	5.500	11/01/52	238	238,189
Federal Home Loan Mortgage Corp.	5.500	12/01/52	149	149,374
Federal Home Loan Mortgage Corp.	6.000	04/01/53	246	249,430
Federal National Mortgage Assoc.	2.000	11/01/50	189	153,208

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	TBA	250	$209,876
Federal National Mortgage Assoc.	2.500	09/01/50	177	150,311
Federal National Mortgage Assoc.	2.500	06/01/51	201	170,789
Federal National Mortgage Assoc.	6.000	TBA	500	507,032

Total U.S. Government Agency Obligations (cost $2,618,948)				2,687,990
U.S. Treasury Obligations 23.8%
U.S. Treasury Notes	0.250	09/30/25	365	346,935
U.S. Treasury Notes	0.375	12/31/25	1,455	1,373,100
U.S. Treasury Notes	0.375	01/31/26	1,475	1,387,883
U.S. Treasury Notes	0.500	02/28/26	1,465	1,377,501
U.S. Treasury Notes	0.750	03/31/26	600	565,149
U.S. Treasury Notes	0.750	05/31/26	415	389,046
U.S. Treasury Notes(k)	1.125	02/28/25	345	337,372
U.S. Treasury Notes(k)	2.625	04/15/25	375	369,067
U.S. Treasury Notes	4.000	01/15/27	420	418,392

Total U.S. Treasury Obligations (cost $6,541,433)				6,564,445

Shares
Affiliated Exchange-Traded Fund 0.4%
PGIM AAA CLO ETF (cost $112,186)(wa)	2,200	112,519

Total Long-Term Investments (cost $27,733,690)			27,897,622

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $370,578)(wa)	370,578	370,578

TOTAL INVESTMENTS 102.6% (cost $28,104,268)		28,268,200
Liabilities in excess of other assets(z) (2.6)%		(715,635)

Net Assets 100.0%		$27,552,565

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CBOE—Chicago Board Options Exchange
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
55	2 Year U.S. Treasury Notes	Sep. 2024	$11,295,195	$83,608
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	127,969	280
				83,888
Short Positions:
20	5 Year U.S. Treasury Notes	Sep. 2024	2,157,813	(31,220)
17	10 Year U.S. Treasury Notes	Sep. 2024	1,900,813	(43,109)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2024	809,047	(22,158)
2	20 Year U.S. Treasury Bonds	Sep. 2024	241,563	(6,956)
8	CBOE iBoxx iShares USD Investment Grade Corporate Bond Index	Sep. 2024	1,090,040	(18,337)
				(121,780)
				$(37,892)
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/24	BNP	GBP	100	$128,254	$128,089	$—	$(165)
Euro,
Expiring 08/02/24	BOA	EUR	1,327	1,440,148	1,436,629	—	(3,519)
				$1,568,402	$1,564,718	—	(3,684)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/24	TD	GBP	100	$126,493	$128,090	$—	$(1,597)
Expiring 09/03/24	BNP	GBP	100	128,291	128,130	161	—
Euro,
Expiring 08/02/24	BNYM	EUR	100	108,806	108,306	500	—
Expiring 08/02/24	GSI	EUR	244	261,847	263,999	—	(2,152)
Expiring 08/02/24	SSB	EUR	733	788,238	793,362	—	(5,124)
Expiring 08/02/24	SSB	EUR	250	268,385	270,961	—	(2,576)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/03/24	BOA	EUR	1,327	$1,442,310	$1,438,833	$3,477	$—
Expiring 09/03/24	CITI	EUR	27	29,704	29,604	100	—
				$3,154,074	$3,161,285	4,238	(11,449)
						$4,238	$(15,133)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	50	$(47)	$(24)	$(23)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	15	(14)	(7)	(7)	BARC
					$(61)	$(31)	$(30)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	50	0.087%	$50	$32	$18	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.087%	16	10	6	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.087%	15	13	2	DB
						$81	$55	$26
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
848	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	$—	$(2,264)	$(2,264)
1,060	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(1,085)	(1,085)
1,917	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(2,362)	(2,362)
1,660	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.380%	—	1,757	1,757
1,320	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	6,130	6,130
850	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(4,476)	(4,476)
185	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	34	(917)	(951)
2,220	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	768	25,938	25,170
1,380	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(1,467)	(27,637)	(26,170)
45	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	20,541	18,523	(2,018)
				$19,876	$13,607	$(6,269)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Total return swap agreement outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR - 245bps(T)/ 2.930%	DB	09/21/24	300	$4,438	$—	$4,438
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).